Earnings per share - Weighted average number of ordinary share (Details) - shares		6 Months Ended
	Jan. 01, 2018	Jun. 30, 2018	Jun. 30, 2017	[1]
Earnings per share [line items]
Beginning of period (in shares)	158,166,534	158,166,534
Issuance of shares (in shares)		60,815,764
End of period (in shares)		218,982,298
Reconciliation Of Changes In Weighted Average Shares Outstanding [Roll Forward]
Weighted average number of shares (basic) (in shares)	158,166,534	164,550,509	158,166,534
Issuance of shares (in shares)		6,383,975
Shares issued
Earnings per share [line items]
Beginning of period (in shares)	159,208,949	159,208,949
Issuance of shares (in shares)		60,815,764
End of period (in shares)		220,024,713
Treasury shares
Earnings per share [line items]
Beginning of period (in shares)	1,042,415	1,042,415
End of period (in shares)		1,042,415

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.